FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

       Address: 1105 North Market Street, 15th Floor, Wilmington, DE 19801
     ----------------------------------------------------------------------


                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   302-472-8000
         -----------------------

Signature, Place, and Date of Signing:

/s/ Philip C. Timon                     Wilmington, DE             2/13/2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   12
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 483,662 (thousands)
--------------------------------------------------------------------------------


List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                     FORM 13F
                                December 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2        Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP         (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ACUSPHERE INC                    COM            00511R870     $ 8,102    3,320,375  SH        SOLE                3,320,375
BUILD A BEAR WORKSHOP            COM            120076104     $74,020    2,641,700  SH        SOLE                2,641,700
CALAVO GROWERS INC               COM            128246105     $ 1,149      112,408  SH        SOLE                  112,408
FORWARD AIR CORP                 COM            349853101     $17,020      588,331  SH        SOLE                  588,331
GENTEX CORP                      COM            371901109     $80,563    5,177,588  SH        SOLE                5,177,588
INTERNATIONAL RECTIFIER CORP     COM            460254105     $90,905    2,359,319  SH        SOLE                2,359,319
KIRKLANDS INC                    COM            497498105     $14,198    2,828,294  SH        SOLE                2,828,294
LECG CORP                        COM            523234102     $25,310    1,369,564  SH        SOLE                1,369,564
OPTIONSXPRESS HLDGS INC          COM            684010101     $49,284    2,172,064  SH        SOLE                2,172,064
SANDERS MORRIS HARRIS GROUP      COM            80000Q104     $23,078    1,807,192  SH        SOLE                1,807,192
TNS INC                          COM            872960109     $67,753    3,519,650  SH        SOLE                3,519,650
VISTACARE INC                    CL A           92839Y109     $32,280    3,180,303  SH        SOLE                3,180,303